Revolving Credit Facility and Notes Payable Schedule of Maturities for Long-term Debt (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Debt Disclosure [Abstract]
2014	$ 3,326
2015	183,856
2016	1,784
2017	1,386
2018	0
Thereafter	0
Total Long-term Debt	$ 190,352